COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

25.COMMITMENTS AND CONTINGENCIES

(a)    Purchase Commitments

As of December 31, 2020, the Group had outstanding purchase commitments in relation to bandwidth and cloud infrastructure of RMB 2,975,000 (US$ 456,000).

(b)    Contingencies

Litigations related with a subsidiary of BFSMC, SXHT

In October 2017, SXHT filed a lawsuit against Xin Run in the Shunyi District Court of Beijing requesting Xin Run pay overdue rent and the relating interest. In June 2019, the second instance of this case has been completed. The court has sentenced in support of the plaintiff that Xin Run should pay overdue rent from October 2017 to June 2018 in an amount equal to RMB64.8 million and the relevant interest thereon. SXHT has applied to the competent court for compulsory execution of the court decision. In August 2019, the IDC buildings (1#,2#,4#,7#,8#,9#,10#) and their related land use right have been sealed up by court. Xin Run has filed an application for suspension of such compulsory execution. As of December 31, 2020,  the case was in a state of suspension of execution.

In June 2019, SXHT filed another lawsuit against Xin Run in the Shunyi District Court of Beijing requesting Xin Run pay overdue rent from July 2018 to March 2019 with total amount of RMB64.8 million and the relating interest. Xin Run has filed an application for suspension of such lawsuit. On March 8, 2020, XinRun sent an application for suspension of execution to the court. As of December 31, 2020, the case was in a state of suspension of execution.

In August 2017, Xin Run, initiated a lawsuit against SXHT in Beijing. Xin Run sought the payment of remaining purchase price in the amount of RMB105.6 million and the related interest. In September 2017, SXHT filed the statement of defense and made a counterclaim, claiming, among others, the late delivery penalties and relating losses in the total amount of approximately RMB50.5 million up to September 12, 2017. In addition, Xin Run’s bank deposits and other assets in a total amount of approximately RMB50.5 million were sealed up, distrained or frozen by the court. On April 24, 2018, Xin Run amended its claim requesting, among other things, the defendant pay the additional purchase price of RMB96 million, damages for breach of contract in an amount of RMB14.4 million and the related interest of RMB8.86 million. On December 31, 2019, the court sentenced that the original equity transfer agreement with SXHT is invalid and both parties should return the money received. As of December 31, 2020, this lawsuit is still ongoing.

In January 2020, Xin Run appealed to higher court to request that a) SXHT to should pay the interest for the RMB 82.68 million rental it has received from the date such fund was paid by Xin Run at annualized interest rate of 4.35% in the amount of RMB 13.34 million up to January 17, 2020, b) SXHT should return business license of Beijing Zhao Du to Xin Run, c) the unpaid rental balance due to SXHT should be also waived, as the lease back agreement were signed based on the original equity transfer agreement, which was sentenced by court as invalid. And that the sentence, including the compulsory execution made the June 2019 relating to the overdue rental payment should also be withdrawn. In January 2020, SXHT also appealed to higher court to request Xin Run to pay interest for the RMB 672 million consideration from the date such fund was paid to Xin Run at annualized interest rate of 9%, in the total amount of RMB263.79 million up to December 31, 2019. As of December 31, 2020, the court has not yet made a final judgment.

As of December 31, 2020, liabilities of RMB128.89 million has been recorded for the penalty in the balance sheet under accrued expenses and other current liabilities according to the original equity transfer agreement for the late delivery. Management is of the view that these legal proceedings are still subject to final sentence, and that it is impossible at this stage to properly evaluate the outcome. Therefore, no other provision has been made for this case.

Other litigations

The Company and certain of its current and former officers and directors have been named as defendants in a shareholder class action lawsuit filed in the U.S. District Court for the Central District of California (the “Central California District Court”): William Likas v. ChinaCache International Holdings Ltd. et al, Civil Action No. 2:2019-cv-06942 (C.D. Cal.) (filed on August 9, 2019). The action—purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading activities related to the Group’s ADSs from April 10, 2015 to May 17, 2019—alleges that certain of the Group’s public statements and filings contained materially false and misleading statements or omissions in violation of U.S. securities laws. On October 2, 2019, the Central California District Court appointed a group of two purported shareholders of the Company as the Lead Plaintiff of the class. On November 13, 2019, the Central California District Court entered an order to show cause, ordering the Lead Plaintiff to explain why this action should not be dismissed for lack of prosecution because the Lead Plaintiff had not filed a proof of service regarding any defendant. On November 20, 2019, the Lead Plaintiff submitted a response to the Court’s order to show cause and requested that the Court allow the Lead Plaintiff to serve the defendants through alternative means. On December 16, 2019, the lead plaintiff submitted a motion for alternative service, requesting the Court allow the lead plaintiff to serve two defendants, namely, the Company and Ms. Fengye Gao, the Company’s former Financial Controller, through alternative means. On January 29, 2020, the Court granted the lead plaintiff’s motion for alternative service. The lead plaintiff submitted proofs of service for completing service on the Company and Ms. Fengye Gao on February 13, 2020. On February 27, 2020, the Court issued an order as requested by the Company and lead plaintiff, which order sets the lead plaintiff’s deadline to file an amended complaint on April 17, 2020. The lawsuit is still ongoing, and management is of the view that these proceedings are at a preliminary stage, therefore it is impossible at this stage to properly evaluate the outcome. Therefore, no provision has been made for this case.

In June 2019, a computer company filed a lawsuit against Xin Run in the Beijing Shunyi District People’s Court, requesting Xin Run to pay overdue construction fees and relevant interest in a total amount of approximately RMB74.6 million. As of the date hereof, this lawsuit is still ongoing. Management is of the view that these proceedings are at a preliminary stage, therefore it is impossible at this stage to properly predict the result and potential financial impact of this pending claim, if any. However, the Company has accrued most of the amount as other payables.

In June 2019, such computer company filed another lawsuit against Xin Run in the Beijing Haidian District People’s Court, requesting Xin Run to pay overdue equipment purchase payment and relevant interest in a total amount of approximately RMB40.8 million. Xin Run filed a motion to dismiss the case for lack of jurisdiction, which was granted by the court and as a result, this lawsuit is still ongoing. Management is of the view that these proceedings are at a preliminary stage, therefore it is impossible at this stage to properly predict the result and potential financial impact of this pending claim, if any. However, the Company has accrued most of the amount as other payables.

In June 2019, a computer company filed a lawsuit against Xin Run requesting for the payment of equipment purchase fee and its related interest in a total amount of RMB40.8 million. Thereafter Xin Run filed a motion to dismiss the company’s counterclaim arguing that the court does not have the jurisdiction. In November 2019, the court made judgment and agreed to transfer the case to Chaoyang District Court of Beijing. In June 2019, the computer company also filed a lawsuit against Xin Run requesting for the payment of construction service fee and its related interest in a total amount of RMB58.1 million. In September 2019, the computer company altered its request for litigation with claiming extra construction fee with the amount of RMB16.5 million. Both the lawsuits are pending as of April 30, 2021. As of December 31, 2020, the Company has accrued most of the amount as other payables of approximately RMB 89.5 million. Management is of the view that these proceedings are at preliminary stages, and it is impossible at this stage to properly evaluate the outcome.

In December 2019, a technology company filed a lawsuit against Xin Run in the Beijing Shunyi District People's Court, requesting Xin Run to pay overdue fees of approximately RMB38.0 million, relevant interest and costs of legal proceedings. Xin Run filed a motion to dismiss for lack of jurisdiction in January, 2020, which was granted by the court. As of March 2021, the case has been withdrawn by such technology company.

In December 2019, another technology company filed a lawsuit against Xin Run in Beijing Shunyi District People’s Court, for the alleged non-payment of construction fees of RMB65.2 million and the relating interest of RMB7.5 million. As of December 31, 2020, The Company has accrued most of the amount as other payables amounting to approximately RMB43.96 million. As of the date hereof, this lawsuit is still ongoing. The Company is currently unable to assess the likely outcomes of such proceedings. Therefore, no provision has been made for this case.

In January 2020, a technology company filed a lawsuit against Beijing Blue I.T.in the Beijing Chaoyang District People’s Court, requesting Beijing Blue I.T. to pay overdue fees of approximately RMB38.6 million, relevant interest and costs of legal proceedings. As of the date hereof, this lawsuit is still pending, the Company has accrued most of the amount as accounts payable of approximately RMB 28.9 million. Management is of the view that these proceedings are at preliminary stages, and it is impossible at this stage to properly evaluate the outcome.

In March 2020, a technology company filed a lawsuit against Beijing Blue I.T. in the Hangzhou Internet Court, requesting Beijing Blue I.T. to pay overdue fees of approximately RMB15.4 million, relevant interest and costs of legal proceedings. As of the date hereof, this lawsuit is still pending. The company has made full provision for bad debts.

In August 2020, Xin Run filed a lawsuit against three PRC citizens in the Beijing Tongzhou District People’s Court, requesting such PRC citizens to return the service fees of approximately RMB77.2 million, and to pay relevant interest and costs of legal proceedings. As of the date hereof, this lawsuit is still ongoing, and management is of the view that these proceedings are at a preliminary stage, therefore it is impossible at this stage to properly evaluate the outcome. Therefore, no provision has been made for this case.